Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable, Net

As of December 31, 2025 and 2024, loans receivable, net consisted of the following balances:

	As of December 31,
	2025	2024
Loans receivable(1) (2) (3)	$5,539,546	$—
Less: allowance for expected credit losses	(90,849)	—
Loans receivable, net	$5,448,697	$—

(1)	On April 9, 2025, AsiaStrategy entered into a loan agreement with Leisure Stream Ltd, which is an independent third party of the Group, for a principal amount of $500,000. The loan was unsecured and had a term of one year and bore an annual interest rate of 8%. Subsequent on April 9, 2026, the loan term was extended by six months to October 8, 2026.

(2)	On April 14, 2025 and April 15, 2025, AsiaStrategy entered into two loan agreements with Power Partner Capital Limited, which is an independent third party of the Group for an aggregate principal amount of $1,000,000. These loans each were unsecured and had a term of one year and bore interest at an annual rate of 8%. Subsequent on April 14, 2026, the loan term was extended by six months to October 14, 2026.

(3)	On December 19, 2025, AsiaStrategy entered into a loan agreement with Top Pride International Ltd. (“Top Pride”) to provide an unsecured revolving loan facility with a maximum principal amount of HK$35,000,000 ($4,496,807) to support Top Pride’s daily operations. The loans are interest-free, unsecured and have a 12-month term commencing on December 19, 2025 and maturing on December 18, 2026. As of December 31, 2025, AsiaStrategy had advanced loans to Top Pride totaling US$4,039,546. Top Pride was a related party of the Company until October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. Top Pride ceased to be a related party of the Company thereafter.

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of December 31,
	2025	2024
Balance at January 1	$—	$—
Provision of expected credit losses	90,705	—
Exchange rate differences	144	—
Balance at December 31	$90,849	$—